Principal Activities and Reorganization (Details) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Administration Company [Member]	Jun. 23, 2009 Fuwei Films USA, LLC [Member] USD ($)
Outstanding ordinary shares controlled indirectly by the Administration Company, percent						65.45%
Registered capital							$ 10
Total investment amount	$ 83,217	518,434	572,871	551,750	511,843		$ 100
Equity interest held by parent							60.00%
Equity interest held by partner							40.00%